Share-based compensation - Share-based compensation expenses by function (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 1,326	$ 1,530	$ 2,593	$ 2,624
Cost of revenue
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	91	88	116	195
General and administrative
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	792	987	1,525	1,662
Sales and marketing
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	59	406	504	752
Research and development
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 384	$ 49	$ 448	$ 15